INCOME TAXES (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax liabilities
Property, plant and equipment	(1,984)	(1,289)
Investments	(1,226)	(1,397)
Regulatory assets	(248)	(221)
Other	(115)	(144)
Total deferred income tax liabilities	(3,573)	(3,051)
Deferred income tax assets
Financial instruments	487	380
Pension and OPEB plans	128	180
Loss carryforwards	129	161
Other	68	51
Total deferred income tax assets	812	772
Less valuation allowance	(28)	(27)
Total deferred income tax assets, net	784	745
Net deferred income tax liabilities	(2,789)	(2,306)
Assets
Accounts receivable and other	120	167
Deferred income taxes	16	10
Total deferred income tax assets	136	177
Liabilities
Deferred income taxes	(2,925)	(2,483)
Total deferred income tax liabilities	(2,925)	(2,483)
Net deferred income tax liabilities	(2,789)	(2,306)
Income Taxes
Foreign subsidiaries' undistributed earnings on which deferred income taxes has not been provided	573	548
UNRECOGNIZED TAX BENEFITS
Unrecognized tax benefits at beginning of year	54	18
Gross increases for tax positions of current year	10	38
Gross increases/(decreases) for tax positions of prior years	(14)	3
Reduction for lapse of statute of limitations	(4)	(5)
Unrecognized tax benefits at end of year	46	54	18
Interest and penalties expense related to unrecognized tax benefits	(5)	1	1
Accrued interest and penalties related to unrecognized tax benefits	5	10
Canada
Income Taxes
Benefit of unused tax loss carryforwards recognized	322	183
United States
Income Taxes
Benefit of unused tax loss carryforwards recognized	34	222